Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010	Dec. 28, 2008
Income Tax (Textual) [Abstract]
Unrecognized tax benefits	$ 2,699	$ 2,307	$ 2,403	$ 1,978
Interest Income/ Expense after tax	47	(34)	36
Accrued interest	$ 350	$ 264
U.S. statutory rate	35.00%	35.00%	35.00%